Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0000924901
Registrant Name	Veris Residential, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES